Long-Term Investments	12 Months Ended
Dec. 31, 2012
Long-Term Investments
8.	LONG-TERM INVESTMENTS

Long-term investments are comprised of:

	December 31, 2012	December 31, 2011
Equity method investments in related parties	7,853	8,150

Available-for-sale securities	2,989	2,923
Cost method investments	9,114	8,500
Other	2,568	2,574

Total other long-term investments	14,671	13,997

Total long-term investments	22,524	22,147

(a)	Equity method investments

Equity method investments are comprised of:

	Percent voting shares held at		Investment carrying value at
Investee	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Mechel Somani Carbon (Mining segment)	51%	51%	560	528
TPTU (Mining segment)	40%	40%	4,376	4,323
TRMZ (Mining segment)	25%	25%	2,539	2,324
RIKT (Mining segment)	—	36%	—	975
BWS Bewehrungsstahl GmbH (Steel segment)	36%	—	378	—

Total equity method investments			7,853	8,150

Mechel Somani Carbon Private Limited shares are owned by Mechel Carbon AG. The core business is distribution of metallurgical coals on the Indian market. The noncontrolling interest holders of 49% of the shares have substantive participating rights.

TPTU (Tomusinskiy Transportation Management Center) shares are owned by SKCC. The core business is provision of transportation services both to the Group’s subsidiaries and third parties.

TRMZ (Tomusinskiy Auto Repair Shop) shares are owned by SKCC and its subsidiaries. TRMZ provides repair services to the Group’s subsidiaries.

The core business of RIKT (Russian-Italian Telephone Company) is provision of communication services in Europe. SKCC and its subsidiaries owned 36% of the common shares of RIKT until December 24, 2012. The shares of RIKT were sold by SKCC and TOPM to third parties for consideration of $2,994.

BWS Bewehrungsstahl GmBH shares are owned by Cognor. The core business is cutting and processing steel products.

Summarized unaudited financial information on equity method investees as of December 31, 2012, 2011 and 2010 and for the years then ended is as follows:

Income data	2012 (unaudited)	2011 (unaudited)	2010 (unaudited)
Revenues and other income	57,268	43,255	33,767
Operating income	3,664	5,074	2,906
Net income	2,101	3,146	1,894

Balance sheet data	At December 31, 2012 (unaudited)	At December 31, 2011 (unaudited)
Current assets	37,300	20,065
Non-current assets	11,229	14,750
Current liabilities	20,573	8,106
Non-current liabilities	5,234	651

The following table shows movements in the equity method investments:

December 31, 2009	82,950

Investment in Nerungribank	1,924
Disposal of Nerungribank	(4,913)
Effect of consolidation of TPP Rousse	(74,748)
Translation difference	2,367
Share in net income	1,184

December 31, 2010	8,764

Capital contribution in affiliates	571
Translation difference	(555)
Dividends	(934)
Share in net income	304

December 31, 2011	8,150

Investment in BWS Bewehrungsstahl GmBH	408
Disposal of RIKT	(822)
Translation difference	379
Dividends	(737)
Share in net income	475

December 31, 2012	7,853

During the years ended December 31, 2012, 2011 and 2010, the Group received cash dividends of $737, $934 and $nil, respectively.

(b)	Cost method investments

Cost method investments represent investments in equity securities of various Russian companies, where the Group has less than a 20% equity interest and no significant influence. As shares of those Russian companies are not publicly traded, their market value is not available and the investment is recorded at cost.

The investments were not evaluated for impairment because the Group did not identify any events or changes in circumstances that may have a significant effect on the fair value of these investments.

During the year ended December 31, 2012, the Group received the dividends from these investments in the total amount of $25,981, that was recorded in Other (expenses) income, net (refer to Note 22).

(c)	Available-for-sale securities

Investments in available-for-sale securities were as follows as of December 31, 2012:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,469	2,989	—	(3,480)

Total available-for-sale securities	6,469	2,989	—	(3,480)

Investments in available-for-sale securities were as follows as of December 31, 2011:

	Cost	Fair value	Unrealized gains	Unrealized losses
Equity securities	6,103	2,923	—	(3,180)

Total available-for-sale securities	6,103	2,923	—	(3,180)

As of December 31, 2012 and 2011, available-for-sale securities represented investments into equity securities of well-established Russian energy companies.